Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022
Reconciliation of property, plant and equipment
Balance at beginning of period		€ 8,361.1	€ 9,438.0
Charge for year		664.8	496.5	€ 683.5
Balance at end of period		9,095.1	8,361.1	9,438.0	€ 9,095.1
Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		8,192.9	9,269.0
Contractual amendments	€ (497.0)
Balance at end of period		8,930.8	8,192.9	9,269.0	8,930.8
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		90.1	77.7
Balance at end of period		95.6	90.1	77.7	95.6
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		67.0	77.2
Balance at end of period		59.7	67.0	77.2	59.7
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		10.7	13.6
Balance at end of period		8.9	10.7	13.6	8.9
Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		0.4	0.5
Balance at end of period		0.1	0.4	0.5	0.1
Cost
Reconciliation of property, plant and equipment
Balance at beginning of period		12,941.6	13,599.8	12,874.0	12,874.0
Additions in year		1,623.4	300.0	1,237.0
Supplier Reimbursements		(113.9)	(377.6)
Contractual amendments			(496.9)
Disposals in year		(361.1)	(83.7)	(412.5)
Transfers to assets held for sale				(98.7)
Balance at end of period		14,090.0	12,941.6	13,599.8	14,090.0
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		12,595.1	13,278.9	12,629.2	12,629.2
Additions in year		1,600.5	274.4	1,160.8
Supplier Reimbursements		(113.9)	(377.6)
Contractual amendments			(496.9)
Disposals in year		(355.9)	(83.7)	(412.4)
Transfers to assets held for sale				(98.7)
Balance at end of period		13,725.8	12,595.1	13,278.9	13,725.8
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		124.1	107.4	78.1	78.1
Additions in year		10.8	16.7	29.3
Balance at end of period		134.9	124.1	107.4	134.9
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		131.9	127.8	87.9	87.9
Additions in year		7.3	4.1	39.9
Disposals in year		(0.6)
Balance at end of period		138.6	131.9	127.8	138.6
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		85.2	80.7	74.3	74.3
Additions in year		4.8	4.5	6.5
Disposals in year		(4.6)		(0.1)
Balance at end of period		85.4	85.2	80.7	85.4
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		5.3	5.0	4.5	4.5
Additions in year			0.3	0.5
Balance at end of period		5.3	5.3	5.0	5.3
Depreciation
Reconciliation of property, plant and equipment
Balance at beginning of period		(4,580.5)	(4,161.8)	(3,844.4)	(3,844.4)
Charge for year		664.8	502.4	689.3
Disposals in year		250.4	83.7	371.9
Balance at end of period		(4,994.9)	(4,580.5)	(4,161.8)	(4,994.9)
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		(4,402.2)	(4,009.9)	(3,716.7)	(3,716.7)
Charge for year		638.2	476.0	665.0
Disposals in year		245.4	83.7	371.8
Balance at end of period		(4,795.0)	(4,402.2)	(4,009.9)	(4,795.0)
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		(34.0)	(29.7)	(26.1)	(26.1)
Charge for year		5.3	4.3	3.6
Balance at end of period		(39.3)	(34.0)	(29.7)	(39.3)
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		(64.9)	(50.6)	(38.2)	(38.2)
Charge for year		14.5	14.3	12.4
Disposals in year		0.5
Balance at end of period		(78.9)	(64.9)	(50.6)	(78.9)
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		(74.5)	(67.1)	(59.5)	(59.5)
Charge for year		6.5	7.4	7.7
Disposals in year		4.5		0.1
Balance at end of period		(76.5)	(74.5)	(67.1)	(76.5)
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		(4.9)	(4.5)	(3.9)	(3.9)
Charge for year		0.3	0.4	0.6
Balance at end of period		€ (5.2)	€ (4.9)	€ (4.5)	€ (5.2)